Revenues (Tables) - One Energy Enterprises Inc [Member]	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Disaggregation of Revenue [Line Items]
Schedule of Disaggregated Revenues
The following table presents the Company’s revenues disaggregated by primary revenue sources and by applicable accounting standard for the three months ended March 31, 2024 and 2023 (in whole dollars):

			Three Months Ended March 31,
	ASC	Segment	2024	2023
PPAs/REAs	ASC 606	Long Term Contracts	$254,321	$1,148,253
Sale of renewable energy credits	ASC 606	Long Term Contracts	172,915	287,737
Lease income	ASC 842	Short Term Contracts	79,825	—
Energy costs	ASC 606	Short Term Contracts	685,216	—
Construction	ASC 606	Short Term Contracts	13,748	240,455
Consulting	ASC 606	Short Term Contracts	110,331	81,037
Other	ASC 606	Short Term Contracts	75,686	13,835

Total operating revenues			$1,392,042	$1,771,317

The following table presents the Company’s revenues disaggregated by primary revenue sources and by applicable accounting standard for the years ended December 31, 2023
,
and 2022 (in whole dollars):

			December 31,
	ASC	Segment	2023	2022
PPAs/REAs	ASC 606	Long Term Contracts	$3,178,526	$3,767,377
Sale of renewable energy credits	ASC 606	Long Term Contracts	946,265	623,001
Lease income	ASC 842	Short Term Contracts	92,920	333,574
Energy costs	ASC 606	Short Term Contracts	828,287	1,968,901
Construction	ASC 606	Short Term Contracts	438,633	921,393
Consulting	ASC 606	Short Term Contracts	402,244	218,878
Other	ASC 606	Short Term Contracts	122,113	88,028

Total operating revenues			$6,008,988	$7,921,152

Schedule of Contract with Customer, Contract Asset, Contract Liability, and Receivable
Significant changes in receivables during the three months ended March 31, 2024 and 2023, were as follows:

	March 31,
	2024	2023
Balance as at the beginning of the period	$550,420	$246,203
Net increase (decrease) during the period	(78,699)	175,403

Balance as at the end of period	$471,721	$421,606

Current	$471,721	$421,606
Non-current	$—	$—
The changes in contract assets at March 31, 2024 when compared to March 31, 2023 primarily represents the reduction in revenue as a result of the turbine failure in January 2024. Significant changes in contract assets during the three months ended March 31, 2024 and 2023, were as follows:

	March 31,
	2024	2023
Balance as at the beginning of the period	$44,048	$229,364
Net increase (decrease) during the period	(44,048)	(41,743)

Balance as at the end of period	$—	$187,621

Current	$—	$187,621
Non-current	$—	$—
Significant changes in contract liabilities during the three months ended March 31, 2024 and 2023, were as follows:

	March 31,
	2024	2023
Balance as at the beginning of the period	$28,140	$33,037
Deferred during the period	2,452	10,079
Recognized as revenue during the period	—	—

Balance as at the end of period	$30,592	$43,116

Current	$28,140	$33,037
Non-current	$2,452	$10,079

Significant changes in receivables during the years ended December 31, 2023, and 2022, were as follows:

	December 31,
	2023	2022
Balance as at the beginning of the year	$246,203	$291,716
Net increase (decrease) during the year	304,217	(45,513)

Balance as at the end of year	$550,420	$246,203

Current	$550,420	$246,203
Non-current	$—	$—
The change in contract assets at December 31, 2023 when compared to December 31, 2022 primarily represents the completion of construction projects by OES during the year ended December 31, 2023. Significant changes in contract assets during the years ended December 31, 2023, and 2022, were as follows:

	December 31,
	2023	2022
Balance at the beginning of the year	$229,364	$116,530
Net (decrease) increase during the year	(185,316)	112,834

Balance at the end of year	$44,048	$229,364

Current	$44,048	$229,364
Non-current	$—	$—
Significant changes in contract liabilities during the years ended December 31, 2023, and 2022, were as follows:

	December 31,
	2023	2022
Balance at the beginning of the year	$33,037	$28,823
Deferred during the year	28,140	33,037
Recognized as revenue during the year	(33,037)	(28,823)

Balance at the end of year	$28,140	$33,037

Current	$28,140	$33,037
Non-current	$—	$—